UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment []; Amendment Number:  ________
 This Amendment (Check only one.): 	[] is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23rd Floor
		Boston, MA 02110

Form 13F File Number:  28-5470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martin G. Dyer
Title:	Director of Compliance
Phone:  (617) 330-8825

Signature, Place, and Date of Signing:

	Martin G. Dyer	Boston, Massachusetts	November 13, 2001


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[]	13F NOTICE.

[]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

			FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $294,899

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	No.	Form 13F File Number	Name

	01	28-4528			Fleet Investment Advisors

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

                             	FORM 13F INFORMATION TABLE

		TITLE
		 OF		  VALUE	 SHARES/ SH/ PUT/ INVSTMT OTHER	      VOTING AUTHORITY
NAME OF ISSUER	CLASS   CUSIP	(x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
---------------	------ --------- ------- ------- --- ---- ------- -------- ------- ------ -------

EMBRATEL PARTIC	SP ADR 29081N100    9735 3489206  SH	   SOLE		   2658839	0  830367
EMBRATEL PARTIC	SP ADR 29081N100     244   87365  SH	   OTHER    01	         0	0   87365
GUCCI GROUP N V	COM NY 401566104   27959 1134833  SH	   SOLE		    881058	0  253775
GUCCI GROUP N V	COM NY 401566104    2789   34108  SH	   OTHER    01	         0	0   34108
INCO LTD	COM    453258402     313   25202  SH	   SOLE		         0	0   25202
KOREA TELECOM	SP ADR 50063P103  112953 6175650  SH	   SOLE		   4663624	0 1512026
KOREA TELECOM	SP ADR 50063P103    1977  108063  SH	   OTHER    01	         0	0  108063
NOKIA CORP	SP ADR 654902204    5099  325836  SH	   SOLE		    275972	0   49864
PARTNER COMM	ADR    70211M109    1215  270419  SH	   SOLE		    241571	0   28848
PETROLEO BRASIL	SP ADR 71654V408   29795 1508642  SH	   SOLE		   1292114	0  216528
PLACER DOME INC	COM    725906101     339   26482  SH	   SOLE		         0	0   26482
POHANG IRN&STL	SP ADR 730450103   37701 2401306  SH	   SOLE		   1875782	0  525524
POHANG IRN&STL	SP ADR 730450103     925   58930  SH	   OTHER    01	         0	0   58930
SK TELECOM LTD	SP ADR 78440P108   59305 3216107  SH	   SOLE		   2466825	0  749282
SK TELECOM LTD	SP ADR 78440P108    1608   87187  SH	   OTHER    01	         0	0   87187
724 SOLUTIONS	COM    81788Q100      55   21832  SH	   SOLE		         0	0   21832
TAIWAN SEMICOND	ADR    874039100     458   48205  SH	   SOLE		         0	0   48205
TELEWEST COMM	SP ADR 87956P105     287   59154  SH	   SOLE		     59154	0	0
TURKCELL ILET	SP ADR 900111204    2086 2708829  SH	   SOLE		    199872	0  708957
TURKCELL ILET	SP ADR 900111204      56   72329  SH	   OTHER    01	         0	0   72329

</TABLE